Property, Plant and Equipment - Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment - Assets Subject to Operating Leases (Detail) - TWD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 1,082	$ 570
Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	168	118
Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	157	99
Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	134	90
Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	105	70
Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	83	44
Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	435	149
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	2,228	2,329
Property, plant and equipment subject to operating leases [member] | Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	381	389
Property, plant and equipment subject to operating leases [member] | Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	279	281
Property, plant and equipment subject to operating leases [member] | Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	221	211
Property, plant and equipment subject to operating leases [member] | Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	176	177
Property, plant and equipment subject to operating leases [member] | Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	146	149
Property, plant and equipment subject to operating leases [member] | Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 1,025	$ 1,122